BUSINESS ACQUISTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Business Acquistions Tables
Business acquistions

The following unaudited pro forma condensed combined statement of operations reflects the results of operations of Go Ez Corporation for the twelve months ended December 31, 2013 as if acquisition of FTA had occurred on January 1, 2013.

Go Ez Corporation and Subsidiary

Pro Forma Condensed Combined Statements of Operations

For the Twelve Months Ended December 31, 2014

(Unaudited)

	Historical Statements
		Federal		Pro Forma
	Go Ez	Technology	Pro Forma	Condensed
	Corporation	Agency, Inc.	Adjustments	Combined

Services revenue	$-	$218,550	$-	$218,550
Operating expenses	349,010	234,452	-	583,462
Loss from Operations	(349,010)	(15,902)	-	(364,912)

Other income (expense)	(30,204)	-	(20,528,935)	(20,559,139)
Net loss	$(379,214)	$(15,902)	$(20,528,935)	$(20,924,051)

Go Ez Corporation (formerly E.R.C Energy Recovery Corporation) and Subsidiary
Pro Forma Condensed Combined Statements of Operations
For the Twelve Months Ended December 31, 2013
(Unaudited)

	Historical Statements
		Federal		Pro Forma
	Go Ez	Technology	Pro Forma	Condensed
	Corporation	Agency, Inc.	Adjustments	Combined

Services revenue	$-	$-	$-	$-
Operating expenses	73,637	823	-	74,460
Loss from Operations	(73,637)	(823)	-	(74,460)

Other income (expense)	9,591	-	-	9,591
Net loss	$(64,046)	$(823)	$-	$(64,869)